Cover	May 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 16, 2025
Registrant Name	DE
Entity File Number	001-34146
Entity Tax Identification Number	20-3594554
Entity Address, Address Line One	601 West Riverside,
Entity Address, Address Line Two	Suite 1100
Entity Address, State or Province	WA
Entity Address, City or Town	Spokane,
Entity Address, Postal Zip Code	99201
City Area Code	509
Local Phone Number	344-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CLW
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001441236
Security Exchange Name	NYSE
Registrant Name	CLEARWATER PAPER CORPORATION
Title of 12(b) Security	Common Stock, par value $0.0001 per share